Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability	$ 81,300
Earnout Shares	10,867
Total	92,167	5,174
Option Liability		5,174
Public Warrant [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability	28,980
Private Warrant [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability	52,320
Fair Value, Inputs, Level 1 [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Earnout Shares
Total	28,980
Option Liability
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability	28,980
Fair Value, Inputs, Level 1 [Member] | Private Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Earnout Shares
Total
Option Liability
Fair Value, Inputs, Level 2 [Member] | Public Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability
Fair Value, Inputs, Level 2 [Member] | Private Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Earnout Shares	10,867
Total	63,187	5,174
Option Liability		$ 5,174
Fair Value, Inputs, Level 3 [Member] | Public Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability
Fair Value, Inputs, Level 3 [Member] | Private Warrant [Member] | Fair Value, Recurring [Member]
Fair Value Measurement (Details) - Schedule of Fair Value of Liabilities Measured on a Recurring Basis [Line Items]
Warrant liability	$ 52,320